Quarterly Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Data (Unaudited) [Abstract]
Quarterly data
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Year Ended December 31, 2011
Revenues from services	$5,072.4	$5,667.3	$5,782.3	$5,484.0	$22,006.0
Gross profit	857.6	962.2	951.3	935.2	3,706.3
Operating profit(a)	85.6	150.8	158.0	129.8	524.2
Net earnings	35.7	72.7	79.6	63.6	251.6
Net earnings per share — basic	$0.44	$0.89	$0.97	$0.79	$3.08
Net earnings per share — diluted(b)	0.43	0.87	0.97	0.78	3.04
Dividends per share	–	0.40	–	0.40	0.80
Market price:
High	$68.67	$68.14	$58.62	$45.92
Low	58.60	52.37	32.32	32.63
Year Ended December 31, 2010
Revenues from services	$4,099.3	$4,585.6	$4,972.0	$5,209.6	$18,866.5
Gross profit	701.5	797.0	841.2	905.7	3,245.4
Operating profit (loss)(c)	32.6	79.1	108.9	(342.6)	(122.0)
Net earnings (loss)	2.8	32.7	51.3	(350.4)	(263.6)
Net earnings (loss) per share — basic	$0.04	$0.40	$0.63	$(4.29)	$(3.26)
Net earnings (loss) per share — diluted(d)	0.04	0.40	0.62	(4.29)	(3.26)
Dividends per share	–	0.37	–	0.37	0.74
Market price:
High	$59.92	$62.18	$52.20	$65.14
Low	50.63	40.58	42.50	50.39

(a)	Included reorganization charges of $0.2, $1.4, $0.5 and $21.0 recorded in the first, second, third and fourth quarters, respectively.
(b)	Included in the results are reorganization costs of ($0.02) per diluted share in the second quarter and ($0.20) per diluted share in the fourth quarter.
(c)	Included a $428.8 impairment charge recorded in the fourth quarter, and reorganization charges of $1.3, $1.2, $5.6 and $28.0 recorded in the first, second, third and fourth quarters, respectively.
(d)
The fourth quarter includes ($4.70) per share related to the impairment charge, Also included in the results are reorganization costs of ($0.01) per diluted share in the first and second quarters, ($0.05) per diluted share in the third quarter and ($0.23) per diluted share in the fourth quarter.